WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2005,
AS SUPPLEMENTED MAY 24, 2005, JULY 25, 2005 AND JANUARY 5, 2006

The portfolio managers have changed for the Growth Fund. The Growth Fund is now co-managed by John F. Jostrand and David C. Fording.

These two individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments, and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the two Fund managers. Informal meetings take place daily among the two members of this management team. It is from these frequent meetings that the portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather all research from the resources available. Ultimately, each manager must then convince the other co-manager to agree that the Fund should own that stock.

John F. Jostrand, a principal of William Blair & Company, L.L.C., has managed the Fund since 2001. He joined the firm in 1993 as a portfolio manager and is now a member of the Investment Management Department’s Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that he was with Boatmen’s National Bank for five years as Assistant Trust Officer, equity fund manager and research analyst. He is a member of the CFA Institute and past president of the Pilgrim Village Board of Trustees. Education: B.A., University of Missouri; M.B.A., University of Michigan; and CFA.

David C. Fording, an associate with William Blair & Company, L.L.C., joined William Blair in November of 2005 as a co-portfolio manager of the Investment Management Department's Institutional All Cap Growth Team. He joined the firm from TIAA-CREF Investment Management, Inc. where he spent 10 years, and most recently as a co-portfolio manager of the TIAA-CREF Mid Cap Growth Fund Team (from 2003 to 2005). Previously, he was an equity analyst for TIAA-CREF responsible for covering media and entertainment stocks on a global basis. He was also a member of TIAA-CREF's Large Cap Growth portfolio management team from 1997-99. He is a member of the CFA Institute and a member of the New York Society of Security Analysts (NYSSA). Education: BA, Tufts University; MBA, Stern School of Business, New York University; and CFA.

The Statement of Additional Information provides additional information about the Fund managers, including compensation, other accounts managed, and ownership of securities in the Fund.

The information above supplements and supersedes the disclosure in the “Growth Fund - Portfolio Management” section of the Prospectuses.
WILLIAM BLAIR FUNDS
222 West Adams Street
Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2005,
AS SUPPLEMENTED JANUARY 5, 2006

The information below supplements the information on the Funds’ portfolio managers in the “Management of the Trust - Investment Advisor” section of the Statement of Additional Information.

David C. Fording is responsible for the management of the Growth Fund. As of December 31, 2005, Mr. Fording managed no other accounts.

Mark T. Leslie is responsible for the management of the Value Discovery Fund and other accounts. As of December 31, 2005, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	1	70,883,000	0	0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	12	86,769,000	0	0

Since Mr. Fording and Mr. Leslie are associates of the Advisor, their compensation plan consists of a fixed base salary and a discretionary bonus. The discretionary bonus is determined annually by the head of the Advisor’s Investment Management Department, subject to approval of the Advisor’s Executive Committee, and is based entirely on a qualitative assessment rather than a formula. The discretionary bonus rewards the specific accomplishments in the prior year, including short-term and long-term investment performance, quality of research ideas, and other contributions to the Advisor and its clients. The compensation process is a subjective one that takes into account the factors described above. Portfolio managers do not receive any direct compensation based upon the performance of any individual client account and no indices are used to measure performance. In addition, there is no particular weighting or formula for evaluating the factors.

The following table sets forth, for Mr. Fording and Leslie, the dollar range of shares owned in each Fund the portfolio manager manages as of December 31, 2005.

Portfolio Manager	Name of Fund	Dollar Range of Shares Owned
David C. Fording	Growth Fund	None
Mark T. Leslie	Value Discovery Fund	None

The information below replaces the “Management of the Trust - Disclosure of Portfolio Holdings” section in the Statement of Additional Information.

Disclosure of Portfolio Holdings. The Funds do not disseminate nonpublic information about portfolio holdings except in accordance with the Trust’s policies and procedures. The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holding information to be shared with the Trust’s service providers and others who generally need access to such information in the performance of their duties and responsibilities, such as the Trust’s Advisor, custodian, pricing services, fund accountants, independent public accountants, attorneys, officers and trustees. In addition, a Fund’s portfolio holdings may be discussed with third parties (e.g., broker/dealers) for the purpose of analyzing or trading such securities. Portfolio holding information may also be disclosed to rating agencies and companies that collect information about mutual funds (such as Morningstar, S&P and Lipper Analytical Services) only after its public disclosure.

Each Fund’s (except for the Small Cap Growth Fund and the Value Discovery Fund) complete portfolio holdings as of the end of each calendar month are posted on the Trust’s website, www.williamblairfunds.com, on or about fifteen days after the month-end. The Small Cap Growth Fund and the Value Discovery Fund’s complete portfolio holdings as of the end of each calendar month are posted on the Trust’s website on or about thirty days after the month-end. This posted information generally remains accessible for thirty days, until the Trust posts the information for the next calendar month to the Trust’s website. The Fund’s specific portfolio holdings may be disclosed sooner than fifteen or thirty days, as applicable, after the month-end if they are publicly disseminated (e.g., via the Trust’s website or interviews with the news media).

Any disclosure of portfolio holdings or characteristics not addressed by the Trust’s policies and procedures must be submitted to the Chief Compliance Officer for review before dissemination. Prior to such disclosure, the Chief Compliance Officer must make a good faith determination in light of the facts then known that the Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep information confidential and agrees in writing not to disclose, trade or make any investment recommendation based on the information received. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information.

The CCO provides the Board of Trustees with reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. Each Fund discloses its portfolio holdings to the extent required by law.

WILLIAM BLAIR FUNDS
222 West Adams Street
Chicago, Illinois 60606

Please retain this supplement with the Statement of Additional Information for future reference.